Summary of Significant Accounting Policies (Policies) - EBP 005 [Member]	12 Months Ended
Nov. 30, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting	Basis of Accounting – The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
Use of Estimates
– The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes therein and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

Risks and Uncertainties
Risks and Uncertainties
– The Plan provides for various investment options, including mutual funds, Jefferies Common Stock, common stock, a common collective fund, and a self-directed brokerage account. Investment securities, in general, are exposed to various risks, such as interest rate, market and credit. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, Plan management believes it is reasonably possible that changes in the values of investment securities will occur in the near term and that such a change could materially affect the amounts reported in the financial statements.

Concentration of Investments	Concentration of Investments – The Plan’s investment in Jefferies Common Stock comprises approximately 8% and 12% of the Plan’s investments as of November 30, 2025 and 2024, respectively.
Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
– The Plan’s investments are stated at fair value. Fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Jefferies Common Stock and Vitesse Common Stock are valued at the closing price reported on the New York Stock Exchange on the last business day of the Plan year. Shares of mutual funds are traded in active markets and are stated at fair value based upon quoted market prices. The investment in the common collective fund is stated at net asset value (NAV) per share as a practical expedient, which is based on the fair value of the underlying investments.
The Revenue Credit Program provides income in situations where recordkeeping revenue earned in connection with plan services exceeds agreed-upon compensation. Fidelity will deposit any excess revenue, regardless of source, in a plan-level suspense account (i.e., Revenue Credit Account) in the Plan. Revenue credits generated are allocated back to all eligible participants at the plan level based on the participant’s account balance.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend
date. Net appreciation includes the Plan’s gains and losses on investments bought and sold as well as appreciation on investments held at year-end.
Management fees and operating expenses charged to the Plan for investments in the mutual funds and common collective fund are deducted from the NAV of the mutual funds and common collective fund and are not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of the investment return for such investments.

Notes Receivable From Participants
Notes Receivable From Participants
– Participant loans are classified as notes receivable from participants on the Statement of Net Assets Available for Benefits and are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the Plan document.

Administrative Expenses
Administrative Expenses
– All reasonable expenses of administering the Plan are either charged to participants and paid out of Plan assets or paid by the Company. If the expenses are charged to each participant’s account, they are charged on a pro rata basis based upon account balances of participants.

Payment of Benefits
Payment of Benefits
– Benefit payments to participants are recorded upon distribution. There are no amounts allocated to participants who have withdrawn their funds but have not been paid as of November 30, 2025 or 2024.